Offerings	Aug. 30, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value
Fee Rate	0.01476%
Offering Note
(1)
Omitted pursuant to Form
S-3
General Instruction II.E. An unspecified aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.01 par value
Fee Rate	0.01476%
Offering Note
(2)
Omitted pursuant to
Form
S-3
General Instruction II.E. An unspecified aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01476%
Offering Note
(3)
Omitted pursuant to Form
S-3
General Instruction II.E. An unspecified aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares
Fee Rate	0.01476%
Offering Note
(4)
Omitted pursuant to Form
S-3
General Instruction II.E. An unspecified aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

(8)	Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock and will be evidenced by a depositary receipt.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note
(5)
Omitted pursuant to Form
S-3
General Instruction II.E. An unspecified aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

(9)	Includes warrants to purchase common stock, warrants to purchase preferred stock, warrants to purchase depositary shares and warrants to purchase debt securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01476%
Offering Note
(6)
Omitted pursuant to Form
S-3
General Instruction II.E. An unspecified aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering Note
(7)
Omitted pursuant to Form
S-3
General Instruction II.E. An unspecified aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee.

(10)
Any securities registered hereunder may be sold as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value
Amount Registered | shares	947
Proposed Maximum Offering Price per Unit	14.75
Maximum Aggregate Offering Price	$ 13,968.25
Fee Rate	0.01476%
Amount of Registration Fee	$ 2.07
Offering Note
(11)
Represents 947 shares of common stock that are issuable upon exercise or settlement of outstanding stock options under the Metro Bancorp, Inc. Amended and Restated 2006 Employee Stock Option and Restricted Stock Plan (the “Employee Plan”), remaining unsold under F.N.B. Corporation’s registration statement on Form
S-3
(File
No. 333-256128)
filed on May 14, 2021. These unsold shares were originally registered on F.N.B. Corporation’s registration statement on Form
S-4
(File
No. 333-207334)
initially filed on October 8, 2015, under which all filing fees were paid. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also be deemed to cover any additional securities to be offered or issued in connection with the provisions of the Employee Plan, which provides for adjustments in the amount of securities to be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Price has been calculated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based on the average of the high and low prices for the common shares as reported by the New York Stock Exchange on August 26, 2024.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value
Amount Registered | shares	46,508
Proposed Maximum Offering Price per Unit	14.75
Maximum Aggregate Offering Price	$ 685,993
Fee Rate	0.01476%
Amount of Registration Fee	$ 101.25
Offering Note
(12)
Represents 46,508 shares of common stock that are issuable upon exercise or settlement of outstanding stock options under the Metro Bancorp, Inc. Amended and Restated 2011 Directors Stock Option and Restricted Stock Plan (the “Director Plan”), remaining unsold under F.N.B. Corporation’s registration statement on Form
S-3
(File
No. 333-256128)
filed on May 14, 2021. These unsold shares were originally registered on F.N.B. Corporation’s registration statement on Form
S-4
(File
No. 333-207334)
initially filed on October 8, 2015, under which all filing fees were paid. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also be deemed to cover any additional securities to be offered or issued in connection with the provisions of the Employee Plan, which provides for adjustments in the amount of securities to be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Price has been calculated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based on the average of the high and low prices for the common shares as reported by the New York Stock Exchange on August 26, 2024.